Short-term investments	12 Months Ended
Dec. 31, 2021
Short Term Investment Abstract
Short-term investments [Text Block]

9. Short-term investments

As at December 31, 2020, short-term investments were comprised of a $3.5 million note receivable from an exploration and development mining company, bearing an interest rate of 12.0%. The loan was repaid in 2021.